NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Core Plus Bond Fund

Supplement dated July 31, 2019
to the Summary Prospectus dated April 30, 2019

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus.

Effective immediately, all references to, and information regarding, Thomas J. Marthaler in the Summary Prospectus are deleted in their entirety.

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